Cover Page - shares	12 Months Ended
	Dec. 31, 2021	May 10, 2022
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Allego N.V.
Entity Central Index Key	0001874474
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-41329
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Westervoortsedijk 73 KB
Entity Address, City or Town	Arnhem
Entity Address, Country	NL
Entity Address, Postal Zip Code	6827
Entity Incorporation, State or Country Code	P7
Entity Common Stock, Shares Outstanding		267,177,592
ICFR Auditor Attestation Flag	false
Auditor Name	Ernst & Young Accountants LLP
Auditor Firm ID	1396
Auditor Location	Amsterdam, Netherlands
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mathieu Bonnet
Entity Address, Address Line One	Westervoortsedijk 73 KB
Entity Address, City or Town	Arnhem
Entity Address, Country	NL
Entity Address, Postal Zip Code	6827
City Area Code	31
Local Phone Number	88 033 3033
Ordinary Shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ALLG
Security Exchange Name	NYSE
Warrants [member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ALLG.WS
Security Exchange Name	NYSE